Reporting Entity (Details)		6 Months Ended
	Nov. 21, 2023	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CHF (SFr)	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 AUD ($)
Altamira Therapeutics AG [Member]
Reporting Entity [Line Items]
Ownership percentage in subsidiary		100.00%
Share capital of subsidiary			SFr 2,500,000
Otolanum AG [Member]
Reporting Entity [Line Items]
Ownership percentage in subsidiary		100.00%
Share capital of subsidiary			100,000
Altamira Therapeutics, Inc. [Member]
Reporting Entity [Line Items]
Ownership percentage in subsidiary		100.00%
Share capital of subsidiary | $		$ 100
Auris Medical AG [Member]
Reporting Entity [Line Items]
Ownership percentage in subsidiary	51.00%	49.00%
Share capital of subsidiary			SFr 3,000,000
Auris Medical Ltd. [Member]
Reporting Entity [Line Items]
Ownership percentage in subsidiary		49.00%
Share capital of subsidiary | €				€ 100
Auris Medial Pty Ltd [Member]
Reporting Entity [Line Items]
Ownership percentage in subsidiary	100.00%	49.00%
Share capital of subsidiary | $					$ 100
Investment equity percentage	49.00%
Spinning off percentage		49.00%